Xtrackers MSCI EAFE Hedged Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.10%	13.94%	10.72%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Xtrackers MSCI EAFE Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.04%	11.66%	9.12%
Xtrackers MSCI EAFE Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.43%	10.06%	8.05%
Xtrackers MSCI EAFE Hedged Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.89%	13.75%	10.49%
Performance Inception Date	Jun. 09, 2011